Segment information - Geographical area (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	€ 16,091	€ 15,739	€ 31,117	€ 30,428
Percentage Of Turnover Growth	2.20%		2.30%
Asia Pacific Africa
Disclosure of operating segments [line items]
Revenue	€ 6,732	6,699	€ 13,370	13,421
Percentage Of Turnover Growth	0.50%		(0.40%)
The Americas
Disclosure of operating segments [line items]
Revenue	€ 5,924	5,700	€ 11,463	10,956
Percentage Of Turnover Growth	3.90%		4.60%
Europe
Disclosure of operating segments [line items]
Revenue	€ 3,435	€ 3,340	€ 6,284	€ 6,051
Percentage Of Turnover Growth	2.90%		3.80%